SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Employee benefits expenses (Note 18)		$ 500,038	$ 400,250	$ 342,835
Depreciation of property, plant and equipment (Note 7)		270,421	217,945	195,202
Amortization of intangible assets (Note 8)		10,700	10,700	10,700
Consumables expense		310,938	304,120	158,130
Royalty expenses		9,592	10,700	10,700
Professional fees		317,613	63,387	202,515
Electricity expenses		64,968	60,366	61,278
Others		38,495	23,155	56,731
Total	$ 1,136,053	$ 1,522,765	$ 1,090,623	$ 1,038,091